Total Equity - Distribution Policy (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Distribution Policy
Annual dividend distribution percentage	40.00%
Dividends distributed	€ 2,743	€ 2,565	€ 2,395
Dividends paid per share	€ 2.35	€ 2.2	€ 2.05
Proposed dividend per share	€ 2.5
Total proposed dividend	€ 2,919